Recent Accounting Pronouncements - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jan. 01, 2019	Dec. 31, 2018	[1]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (52,669) [1]	$ (407,961)		$ (218,553)
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true
Accounting Standards Update 2014-09 [Member] | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit			$ 125,464
Accounting Standards Update 2014-09 [Member] | Cumulative Effect, Period of Adoption, Adjustment, Net Of Tax
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit			101,489
ASC Topic 340-40 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit			7,734
ASC Topic 340-40 | Cumulative Effect, Period of Adoption, Adjustment, Net Of Tax
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit			$ 6,333

[1]	Included in Accumulated deficit on the opening balance of January 1, 2019 is $107,822, net of tax, for the cumulative effect adjustment of adopting Topics 606 and 34040.